UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010
                                               ------------------------------

Check here if Amendment; [ ]   Amendment Number:
      This Amendment (Check only one.): [ ]   is a restatement.
                                        [ ]   adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       GNI Capital, Inc.
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Address:    124 Verdae Blvd, Suite 504
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            Greenville, SC 29607
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Form 13F File Number:   28-13456
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Philip Thomas
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Title:      CCO
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Phone:      917-541-8676
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Signature, Place, and Date of Signing:

      /s/ Philip Thomas             New York, NY                   05/12/2010
      ---------------------------   --------------------------   --------------
               [Signature]               [City, State]               [Date]

Report type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number          Name


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
Report Summary:

Number of Other Included Managers:          1
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Form 13F Information Table Entry Total:     45
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Form 13F Information Table Value Total:     $16,330
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                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.             Form 13F File Number                    Name

1               28-12230                                ALPS Advisors, Inc.

                           FORM 13F INFORMATION TABLE
                                 March 31, 2010

                                                           VALUE    SHRS OR SH/  PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
        NAME OF ISSUER       TITLE OF CLASS    CUSIP     (X*$1000)  PRN AMT PRN  CALL DISCRETION  MANAGERS   SOLE    SHARED    NONE
 --------------------------- --------------   --------- ----------- ------- ---  ---- ----------  -------- -------------------------
APPLE INC                    COM              037833 10 0     517    2,200  SH          OTHER       1                 2,200
APPLE INC                    COM              037833 10 0     201      854  SH           SOLE                653                 201
ASIAINFO HLDGS INC           COM              04518A 10 4     384   14,500  SH          OTHER       1                14,500
ASIAINFO HLDGS INC           COM              04518A 10 4      27      140  SH   PUT    OTHER       1                   140
BAKER HUGHES INC             COM              057224 10 7     468   10,000  SH          OTHER       1                10,000
BAKER HUGHES INC             COM              057224 10 7     101    2,155  SH           SOLE              2,155
BOSTON SCIENTIFIC CORP       COM              101137 10 7      72   10,000  SH           SOLE             10,000
CITIGROUP INC                COM              172967 10 1     265   65,457  SH           SOLE             65,457
DREYFUS HIGH YIELD STRATEGIE SH BEN INT       26200S 10 1     164   37,762  SH           SOLE             37,762
DRUGSTORE COM INC            COM              262241 10 2     592  165,000  SH          OTHER       1               165,000
DRUGSTORE COM INC            COM              262241 10 2     175   48,648  SH           SOLE             48,648
DWS HIGH INCOME TR           SHS NEW          23337C 20 8     349   38,305  SH           SOLE             38,305
HARBIN ELECTRIC INC          COM              41145W 10 9     324   15,000  SH          OTHER       1                15,000
HARBIN ELECTRIC INC          COM              41145W 10 9      20      150  SH   PUT    OTHER       1                   150
HEWLETT PACKARD CO           COM              428236 10 3     532   10,000  SH          OTHER       1                10,000
HEWLETT PACKARD CO           COM              428236 10 3     226    4,250  SH           SOLE              3,000               1,250
HUMAN GENOME SCIENCES INC    COM              444903 10 8     680   22,500  SH          OTHER       1                22,500
HUMAN GENOME SCIENCES INC    COM              444903 10 8      72      225  SH   PUT    OTHER       1                   225
ISHARES TR INDEX             IBOXX INV CPBD   464287 24 2     743    7,021  SH           SOLE              7,021
ISHARES INC                  MSCI JAPAN       464286 84 8     483   46,245  SH           SOLE             46,245
ISHARES TR INDEX             BARCLYS TIPS BD  464287 17 6     663    6,378  SH           SOLE              6,378
ISHARES TR INDEX             BARCLY USAGG B   464287 22 6     600    5,762  SH           SOLE              5,762
ISHARES TR                   BARCLYS CR BD    464288 62 0     445    4,348  SH           SOLE              4,348
LEGG MASON INC               COM              524901 10 5     229    8,000  SH          OTHER       1                 8,000
LEGG MASON INC               COM              524901 10 5     180    6,289  SH           SOLE              6,289
MCMORAN EXPLORATION CO       COM              582411 10 4     380   26,000  SH          OTHER       1                26,000
MCMORAN EXPLORATION CO       COM              582411 10 4      70    4,777  SH           SOLE              4,777
MORGAN STANLEY HIGH YIELD FD COM              61744M 10 4     350   60,222  SH           SOLE             60,222
MYLAN INC                    COM              628530 10 7     227   10,000  SH          OTHER       1                10,000
MYLAN INC                    COM              628530 10 7     162    7,147  SH           SOLE              7,147
NEWMONT MINING CORP          COM              651639 10 6     586   11,500  SH          OTHER       1                11,500
NEWMONT MINING CORP          COM              651639 10 6     159    3,118  SH           SOLE              2,723                 395
ORACLE CORP                  COM              68389X 10 5     720   28,000  SH          OTHER       1                28,000
ORACLE CORP                  COM              68389X 10 5     116    4,524  SH           SOLE              3,260               1,264
PHILIP MORRIS INTL INC       COM              718172 10 9     756   14,500  SH          OTHER       1                14,500
PHILIP MORRIS INTL INC       COM              718172 10 9     274    5,251  SH           SOLE              4,330                 921
POWERSHARES ETF TRUST        FINL PFD PTFL    73935X 22 9     193   11,108  SH           SOLE             11,108
PROSHARES TR                 PSHS ULSHT SP500 74347R 88 3   1,271   41,000  SH           SOLE             41,000
PUTMAN HIGH INCOME SEC FUND  SHS BEN INT      746779 10 7     127   15,750  SH           SOLE             15,750
RYDEX ETF TRUST              S&P500 PUR GRW   78355W 40 3     401   10,960  SH           SOLE             10,960
PROSHARES TR                 PSHS SHRT S&P500 74347R 50 3     753   15,214  SH           SOLE             15,214
SPDR SERIES TRUST            DB INT GVT ETF   78464A 49 0     448    8,083  SH           SOLE              8,083
UNITED STATES NATL GAS FUND  UNIT             912318 10 2     104   15,000  SH           SOLE             15,000
WAL MART STORES INC          COM              931142 10 3     500    9,000  SH          OTHER       1                 9,000
WAL MART STORES INC          COM              931142 10 3     221    3,971  SH           SOLE              2,392               1,579